Schedule of Revenue from Customers (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 1,849,509	$ 3,090,361	$ 4,189,838
Revenue From Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue from customers	1,458,722	1,943,683	2,754,315
Revenue From Customers [Member] | Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue from customers		943,683	1,450,000
Revenue From Customers [Member] | Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	238,000	500,000	750,000
Revenue From Customers [Member] | Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue from customers			554,315
Revenue From Customers [Member] | Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue from customers		500,000
Revenue From Customers [Member] | Customer E [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	813,551
Revenue From Customers [Member] | Customer F [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 407,171